Share Based Compensation (Summary Of Activity Of The RSUs Granted) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares | shares	0.4
Grants, Weighted Average Grant Date Fair Value | $ / shares	$ 102.96
Grants, Fair Value at Grant Date | $	$ 45.9
Time-Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares | shares	0.2
Grants, Weighted Average Grant Date Fair Value | $ / shares	$ 96.25
Grants, Fair Value at Grant Date | $	$ 20.1
Performance-Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares | shares	0.2
Grants, Weighted Average Grant Date Fair Value | $ / shares	$ 108.87
Grants, Fair Value at Grant Date | $	$ 25.8
Performance-Based RSUs [Member] | Vesting In Less Than 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares | shares	0.1
Grants, Weighted Average Grant Date Fair Value | $ / shares	$ 108.33
Grants, Fair Value at Grant Date | $	$ 13.2
Performance-Based RSUs [Member] | Vesting In More Than 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares | shares	0.1
Grants, Weighted Average Grant Date Fair Value | $ / shares	$ 109.45
Grants, Fair Value at Grant Date | $	$ 12.6
SB/RH [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares | shares	0.4
Grants, Weighted Average Grant Date Fair Value | $ / shares	$ 102.92
Grants, Fair Value at Grant Date | $	$ 44.4
SB/RH [Member] | Time-Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares | shares	0.2
Grants, Weighted Average Grant Date Fair Value | $ / shares	$ 95.65
Grants, Fair Value at Grant Date | $	$ 18.6
SB/RH [Member] | Performance-Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares | shares	0.2
Grants, Weighted Average Grant Date Fair Value | $ / shares	$ 108.87
Grants, Fair Value at Grant Date | $	$ 25.8
SB/RH [Member] | Performance-Based RSUs [Member] | Vesting In Less Than 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares | shares	0.1
Grants, Weighted Average Grant Date Fair Value | $ / shares	$ 108.33
Grants, Fair Value at Grant Date | $	$ 13.2
SB/RH [Member] | Performance-Based RSUs [Member] | Vesting In More Than 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, Shares | shares	0.1
Grants, Weighted Average Grant Date Fair Value | $ / shares	$ 109.45
Grants, Fair Value at Grant Date | $	$ 12.6